May 22, 2026
FPA Global Allocation ETF
Investment Objective
The FPA Global Allocation ETF (the "Fund") seeks long-term, risk-adjusted growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.29%
Acquired Fund Fees and Expenses[1,2]	0.34%
Total Annual Fund Operating Expenses[1,2]	1.33%
Fee Waiver[2]	(0.84)%
Total Annual Fund Operating Expenses After Fee Waiver[1,2]	0.49%

1  "Other Expenses" and "Acquired Fund Fees and Expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.

2  The Fund's investment adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any leverage interest, brokerage fees and commissions, acquired fund fees and expenses ("AFFE") (except as noted below), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses), to 0.49% of the Fund's average daily net assets through May 31, 2028. The Fund's investment adviser may recoup any operating expenses in excess of these limits from the Fund within three years after the date of such payment if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III. In addition, the Fund's investment adviser has contractually agreed to waive all AFFE related to investments in affiliated Underlying Funds (defined below) and to waive up to 0.25% of AFFE related to investments in unaffiliated Underlying Funds, through at least May 31, 2028, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in Underlying Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The example reflects the Fund's contractual fee waiver only for the term of the contractual fee waiver. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

One Year	Three Years
$50	$250

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate may vary from year to year as well as within a year. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by owning a balanced portfolio of global equity investments and fixed income investments. The Fund expects to operate as a "fund of funds" investing primarily in shares of other registered investment companies managed by First Pacific Advisors, LP (the "Adviser") (including other series of the Trust) and unaffiliated registered investment companies (collectively, "Underlying Funds") but is also permitted to invest directly in securities and other investments in lieu of, or in addition to, investing in Underlying Funds.

Under normal circumstances, the Adviser intends to invest at least approximately 50% of the Fund's net assets in global equity investments, including Underlying Funds that invest primarily in equities. The Adviser may engage in frequent and active trading to achieve the Fund's investment objective, especially when there is pronounced volatility in equities and fixed income markets. The Fund may invest in publicly traded common stocks of U.S. and non-U.S. issuers (i.e., if the issuer is headquartered outside the United States, if at least 50% of its assets are outside the United States, or if at least 50% of its gross income is from non-U.S. sources), including issuers in emerging market countries. The equity securities held directly by the Fund or indirectly (through an Underlying Fund) may include common stocks, real estate investment trusts ("REITs"), and depositary receipts. With respect to its direct or indirect (through an Underlying Fund) investments in equity securities, the Fund may invest in securities of any market capitalization. Under normal circumstances, the Fund expects to invest at least 40% of its equity assets in non-U.S. issuers.

The Fund's fixed income securities include securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal government, state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supranational entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed securities, asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations. The Fund may also invest directly or indirectly (through an Underlying Fund) in below investment-grade debt securities (commonly referred to as "junk bonds"). Investment-grade debt securities are those rated in BBB- or higher categories by S&P Global Ratings, a division of

S&P Global Inc. ("S&P") or the equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings Ltd. ("Fitch") and others, or, if unrated, determined by the Adviser to be of comparable credit quality. The Fund may invest directly or indirectly (through an Underlying Fund) in fixed income securities of varying duration and maturities.

The Adviser uses its proprietary qualitative and quantitative research to assess the relative risk/reward of each asset class and other factors, which include but are not limited to absolute and relative equity valuations and high yield spreads, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. The Adviser then evaluates various combinations of affiliated or unaffiliated funds, securities and other investments to obtain the desired exposures and invests accordingly. The Adviser changes the Fund's asset class exposures in response to changes in the Adviser's assessment of individual securities and market risk/reward. The factors the Adviser considers and investment methods the Adviser uses can change over time. The Adviser may engage in frequent and active trading to achieve the Fund's investment objective, especially when there is pronounced volatility in equities and fixed income markets.

The Fund is classified as "non-diversified," meaning that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Adviser may sell all or a portion of a position held in the Fund when, in its opinion, one or more of the following occurs, among other reasons: (1) the portfolio managers determine that a security or asset class has a less favorable relative and/or absolute risk adjusted return profile than that of other securities or asset classes identified by the Adviser; or (2) the portfolio managers identify a more attractive opportunity.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Updated performance information will be available on the Fund's website at https://fpaa.fpa.com.